Share Capital	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share capital	Share capital
Authorized capital stock
The authorized capital stock of the Company is as follows:
•Unlimited number of Common Shares, without par value
•Unlimited number of Class A Preferred Shares, without par value, issuable in series
•Unlimited number of Class B Preferred Shares, without par value, issuable in series

Common shares
The following table provides a breakdown of common shares as at December 31, 2022, 2021 and 2020:

In millions	December 31,	2022	2021	2020
Issued common shares		672.4	702.0	711.6
Common shares in Share Trusts		(1.4)	(1.1)	(1.3)
Outstanding common shares		671.0	700.9	710.3

Repurchase of common shares
The Company may repurchase its common shares pursuant to a Normal Course Issuer Bid (NCIB) at prevailing market prices plus brokerage fees, or such other prices as may be permitted by the Toronto Stock Exchange. The Company may repurchase up to 42.0 million common shares between February 1, 2022 and January 31, 2023 under its NCIB. As at December 31, 2022, the Company had repurchased 29.4 million common shares under this NCIB.
The following table provides the information related to the share repurchases for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share data	Year ended December 31,	2022	2021	2020
Number of common shares repurchased		30.2	10.3	3.3
Weighted-average price per share (1)		$156.00	$153.69	$116.97
Amount of repurchase (1)		$4,709	$1,582	$379
(1)Includes brokerage fees.

See Note 25 – Subsequent event for information on the Company's new NCIB.

Share Trusts
The Company's Share Trusts purchase CN's common shares on the open market, which are used to deliver common shares under the Share Units Plan and, beginning in 2019, the Employee Share Investment Plans (ESIP) (see Note 20 – Stock-based compensation). Shares purchased by the Share Trusts are retained until the Company instructs the trustee to transfer shares to the participants of the Share Units Plan or the ESIP. Common shares purchased by the Share Trusts are accounted for as treasury stock. The Share Trusts may sell shares on the open market to facilitate the remittance of the Company's employee tax withholding obligations under the Share Units Plan.
The following tables provide the information related to the share purchases and settlements by Share Trusts under the Share Units Plan and the ESIP for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share data	Year ended December 31,	2022	2021	2020
Share purchases by Share Units Plan Share Trusts
Number of common shares		0.5	—	—
Weighted-average price per share		$170.85	$—	$—
Amount of purchase		$81	$—	$—
Share purchases by ESIP Share Trusts
Number of common shares		0.2	0.2	0.1
Weighted-average price per share		$155.53	$142.90	$123.03
Amount of purchase		$24	$26	$14
Total purchases		$105	$26	$14

In millions, except per share data	Year ended December 31,	2022	2021	2020
Share settlements by Share Units Plan Share Trusts
Number of common shares		0.2	0.2	0.4
Weighted-average price per share		$88.23	$88.23	$88.23
Amount of settlement		$15	$20	$35
Share settlements by ESIP Share Trusts
Number of common shares		0.2	0.2	0.2
Weighted-average price per share		$141.60	$128.40	$118.04
Amount of settlements		$23	$18	$27
Total settlements		$38	$38	$62